SUPPLEMENTAL FINANCIAL INFORMATION - OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$ 2,798	$ 3,176
Compensation expenses	1,390	1,575
Restructuring Reserve	389	381
Taxes payable	845	711
Legal and environmental	205	395
Other	2,464	2,496
TOTAL	8,091	8,734
OTHER NONCURRENT LIABILITIES
Pension benefits	5,247	5,622
Other postretirement benefits	1,414	1,906
Uncertain tax positions	1,016	1,843
Other Non-Current Liabilities	755	770
Total Liabilities, Noncurrent	$ 8,432	$ 10,141